PREPAYMENTS AND OTHER CURRENT ASSETS, NET (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS, NET
Receivable from subscribe tokens	$ 400,000	¥ 2,800,000
Employee advances	351,372	2,292,700	¥ 1,648,197
Prepayments and deposits	237,719	1,551,118	1,488,463
Input VAT recoverable	272,871	1,780,484	1,441,700
Refundable withholding tax			1,297,016
Other receivables, net of allowance for doubtful accounts of RMB5,343,427 and RMB6,619,312 as of December 31, 2019 and 2020, respectively	648,454	4,231,165	2,973,158
Prepayments and other current assets, total	$ 1,510,416	9,855,467	8,848,534
Other receivables, allowance for doubtful accounts		¥ 6,619,312	¥ 5,343,427